UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

SEMI-ANNUAL REPORT

MAY 31, 2020

(UNAUDITED)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 1-800-595-4866, or submit a signed letter of instruction requesting paperless reports to CCA AGGRESSIVE RETURN FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at 1-800-595-4866, or by submitting a signed letter of instruction requesting paper reports to CCA AGGRESSIVE RETURN FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary

                                                               Series Trust

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2020, represented as a percentage of the portfolio of investments.  Below categories are from Bloomberg®.

Money Market Fund
0.49%
Communications
9.13%
Consumer Discretionary
10.48%
Consumer Staples
3.14%
Energy
0.11%
Financials
5.40%
Health Care
10.17%
Industrials
4.82%
Materials
1.23%
Technology
21.32%
Utilities
0.17%
Exchange Traded Funds
7.88%
Real Estate Investment
Trusts
1.32%
U.S. Government
Agencies & Obligations
24.34%

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 65.56%

Advertising & Marketing - 0.17%
500	Cyber Agent, Inc. (Japan) *	$ 25,168
900	GMO Internet, Inc. (Japan)	22,760
		47,928
Aerospace & Defense - 1.55%
737	Honeywell International, Inc.	107,491
100	L3Harris Technologies, Inc.	19,945
284	Lockheed Martin Corp.	110,317
169	Northrop Grumman Corp.	56,649
66	Teledyne Technologies, Inc. *	24,692
581	The Boeing Co. *	84,739
64	TransDigm Group, Inc.	27,188
		431,021
Agriculture Chemicals - 0.08%
156	The Scotts Miracle-Gro Co.	22,241

Air Freight & Logistics - 0.38%
267	FedEx Corp.	34,860
715	United Parcel Service, Inc. Class B	71,293
		106,153
Application Software - 0.26%
120	HubSpot, Inc. *	23,993
124	Okta, Inc. Class A *	24,252
1,100	TIS, Inc. (Japan)	23,422
		71,667
Arrangement Of Transportation Of Freight & Cargo - 0.08%
294	Expeditors International of Washington, Inc.	22,453

Auto Controls For Regulating Residential & Comml Environment - 0.07%
700	Ingersoll Rand, Inc. *	19,740

Automobiles - 0.55%
183	Tesla Motors, Inc. *	152,805

Beverages - 1.05%
322	Brown-Forman Corp. Class B	21,229
171	Constellation Brands, Inc. Class A	29,532
300	Ito En Ltd. (Japan)	17,187
538	Monster Beverage Corp. *	38,688
1,412	PepsiCo, Inc.	185,749
		292,385
Biological Products (No Diagnostic Substances) - 0.08%
188	Neurocrine Biosciences, Inc. *	23,455

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Biotechnology - 1.71%
219	Alexion Pharmaceuticals, Inc. *	$ 26,258
149	Alnylam Pharmaceuticals, Inc. *	20,155
165	Biogen, Inc. *	50,670
220	BioMarin Pharmaceutical, Inc. *	23,441
799	Exelixis, Inc. *	19,743
1,296	Gilead Sciences, Inc.	100,868
664	Immunomedics, Inc. *	22,304
222	Incyte Corp. *	22,624
114	Regeneron Pharmaceuticals, Inc. *	69,860
158	Sarepta Therapeutics, Inc. *	24,059
141	Seattle Genetics, Inc. *	22,167
263	Vertex Pharmaceuticals, Inc. *	75,733
		477,882
Building Products - 0.09%
119	Lennox International, Inc.	25,447

Cable & Other Pay Television Services - 0.15%
931	Altice USA, Inc. Class A *	23,945
166	Roku, Inc. Class A *	18,179
		42,124
Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.08%
369	Lamb Weston Holdings, Inc.	22,162

Capital Markets - 0.26%
623	TD Ameritrade Holding Corp.	23,219
1,373	The Charles Schwab Corp.	49,304
		72,523
Chemicals - 0.67%
295	Ecolab, Inc.	62,711
239	FMC Corp.	23,520
163	International Flavors & Fragrances, Inc.	21,710
243	PPG Industries, Inc.	24,706
93	The Sherwin-Williams Co.	55,228
		187,875
Commercial Services & Supplies - 0.43%
105	Cintas Corp. *	26,036
262	Copart, Inc.	23,420
272	Republic Services, Inc.	23,245
439	Waste Management, Inc.	46,863
		119,564
Communications Equipment - 0.25%
448	Ciena Corp. *	24,756
166	Motorola Solutions, Inc.	22,465
101	Palo Alto Networks, Inc. *	23,762
		70,983

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Computer Communications Equipment - 0.08%
97	Arista Networks, Inc. *	$ 22,646

Construction Materials - 0.09%
222	Vulcan Materials Co.	24,047

Consumer Finance - 0.28%
827	American Express Co.	78,623

Containers & Packaging - 0.09%
347	Ball Corporation	24,727

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.08%
205	Avery Dennison Corp.	22,687

Department Stores - 0.08%
1,300	Marui Group Co. Ltd. (Japan)	23,415

Distributors - 0.09%
98	Pool Corp.	26,364

Diversified Financial Services - 0.71%
44	MarketAxess Holdings, Inc.	22,378
189	Moody's Corp.	50,540
69	MSCI, Inc.	22,691
200	Nasdaq, Inc.	23,692
242	S&P Global, Inc.	78,655
		197,956
E-Commerce Discretionary - 0.08%
267	Etsy, Inc. *	21,622

Electrical Equipment - 0.18%
269	AMETEK, Inc.	24,670
114	Rockwell Automation, Inc.	24,642
		49,312
Electromedical & Electrotherapeutic Apparatus - 0.08%
88	Masimo Corp. *	21,137

Electronic Equipment, Instruments & Components - 0.56%
256	Amphenol Corp. Class A	24,719
800	Azbil Corp. (Japan)	20,387
380	Cognex Corp.	21,561
217	Keysight Technologies, Inc. *	23,464
700	Taiyo Yuden Co., Ltd. (Japan)	19,467
604	Trimble, Inc. *	23,628
93	Zebra Technologies Corp. Class A *	24,303
		157,529

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Flow Control Equipment - 0.08%
700	Nabtesco Corp. (Japan)	$ 21,706

Food & Drug Stores 0.16%
400	Kobe Bussan Co., Ltd. (Japan) *	20,691
300	Welcia Holdings Co., Ltd. (Japan)	25,168
		45,859
Food & Staples Retailing - 0.10%
527	Sysco Corp.	29,069

Food Products - 0.32%
416	Campbell Soup Co.	21,208
453	Hormel Foods Corp.	22,120
131	McCormick & Co., Inc.	22,946
164	The Hershey Co.	22,252
		88,526
Health Care Equipment & Supplies - 2.56%
1,820	Abbott Laboratories	172,754
104	Align Technology, Inc. *	25,544
526	Baxter International, Inc.	47,345
285	Becton Dickinson & Co.	70,375
1,433	Boston Scientific Corp. *	54,440
175	Edwards Lifesciences Corp. *	39,326
415	Hologic, Inc. *	21,995
75	IDEXX Laboratories, Inc. *	23,166
120	Intuitive Surgical, Inc. *	69,604
129	ResMed, Inc.	20,746
384	Stryker Corp.	75,160
63	Teleflex, Inc.	22,860
71	The Cooper Cos., Inc.	22,506
106	West Pharmaceutical Services, Inc.	22,900
211	Zimmer Biomet Holdings, Inc.	26,658
		715,379
Health Care Providers & Services - 2.24%
251	Anthem, Inc.	73,822
480	Centene Corp. *	31,800
300	Cigna Corp.	59,196
356	HCA Healthcare, Inc. *	38,056
133	Humana, Inc.	54,616
160	IQVIA Holdings, Inc. *	23,923
183	McKesson Corp.	29,037
500	PeptiDream, Inc. (Japan) *	22,410
960	UnitedHealth Group, Inc.	292,656
		625,516

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Health Care Supply Chain - 0.08%
600	Suzuken Co. Ltd. (Japan)	$ 21,775

Health Care Technology - 0.09%
329	Cerner Corp	23,984

Hospital & Medical Service Plans - 0.08%
120	Molina Healthcare, Inc. *	22,298

Hotels, Restaurants & Leisure - 1.13%
23	Chipotle Mexican Grill, Inc. *	23,090
331	Marriott International, Inc. *	29,293
761	McDonald's Corp.	141,790
1,187	Starbucks Corp.	92,574
306	Yum! Brands Inc.	27,457
		314,204
Household Durables - 0.09%
453	DR Horton, Inc.	25,051

Household Products - 0.63%
297	Church & Dwight Co., Inc.	22,296
879	Colgate-Palmolive Co.	63,578
349	Kimberly-Clark Corp.	49,363
500	Pigeon Corp. (Japan)	19,467
106	The Clorox Co.	21,862
		176,566
Independent Power and Renewable Electricity Producers - 0.09%
679	NRG Energy, Inc.	24,478

Industrial Conglomerates - 0.46%
595	3M Co.	93,082
88	Roper Technologies, Inc.	34,654
		127,736
Industrial Instruments For Measurement, Display, And Control - 0.08%
379	Fortive Corp.	23,111

Information Services - 0.09%
288	TransUnion	24,852

Infrastructure Software - 0.09%
123	Twilio, Inc. Class A *	24,305

Institutional Brokerage - 0.09%
600	Nihon M&A Center, Inc. (Japan)	24,083

Instruments For Meas & Testing Of Electricity & Elec Signals - 0.08%
346	Teradyne, Inc.	23,189

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Insurance - 0.17%
582	Brown & Brown, Inc.	$ 23,396
26	Markel Corp. *	23,333
		46,729
Internet & Catalog Retail - 5.13%
509	Amazon.com, Inc. *	1,243,166
446	Netflix, Inc. *	187,200
		1,430,366
Internet Based Services - 0.17%
91	IAC InterActiveCorp *	24,604
900	Kakaku.com, Inc. (Japan)	21,742
		46,346
Internet Software & Services - 6.05%
224	Akamai Technologies, Inc. *	23,699
306	Alphabet, Inc. Class A *	438,657
343	Alphabet, Inc. Class C *	490,120
33	CoStar Group, Inc. *	21,674
705	eBay, Inc.	32,106
89	Equinix, Inc.	62,089
2,437	Facebook, Inc. Class A *	548,544
739	Twitter, Inc. *	22,887
104	VeriSign, Inc. *	22,777
428	Zillow Group, Inc. Class C *	24,820
		1,687,373
IT Services - 4.21%
439	Automatic Data Processing, Inc.	64,309
183	Broadridge Financial Solutions, Inc.	22,161
564	Cognizant Technology Solutions Corp. Class A	29,892
624	Fidelity National Information Services, Inc.	86,630
683	Fiserv, Inc. *	72,924
94	FleetCor Technologies, Inc. *	22,916
1,022	Mastercard, Inc. Class A *	307,510
335	Paychex, Inc.	24,214
1,193	PayPal Holdings, Inc. *	184,927
400	SCSK Corp. (Japan)	19,541
1,736	Visa, Inc. Class A	338,937
		1,173,961
Life Sciences Tools & Services - 1.20%
270	Agilent Technologies, Inc.	23,798
47	Bio-Rad Laboratories, Inc. Class A *	23,092
79	Bio-Techne Corp.	20,919
132	Charles River Laboratories International, Inc. *	23,715
146	Illumina, Inc. *	53,005
31	Mettler-Toledo International, Inc. *	24,645
236	PerkinElmer, Inc.	23,711
406	Thermo Fisher Scientific, Inc.	141,771
The accompanying notes are an integral part of these financial statements.		334,656

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value
Machinery - 0.63%
476	Graco, Inc.	22,948
145	IDEX Corp.	23,109
329	Illinois Tool Works, Inc.	56,739
500	Miura Co. Ltd. (Japan)	21,321
132	Nordson Corp.	24,862
141	Parker-Hannifin Corp.	25,376
		174,355
Media - 1.60%
240	Charter Communications, Inc. Class A *	130,560
176	Liberty Broadband Corp. Class C *	24,045
555	Live Nation Entertainment, Inc. *	27,284
4,557	Sirius XM Holdings, Inc.	26,522
1,225	Snap, Inc. Class A *	23,201
1,842	The Walt Disney Co.	216,067
		447,679
Medical Devices - 0.09%
800	Asahi Intecc Co. Ltd. (Japan) *	24,473

Metals & Mining - 0.18%
167	Royal Gold, Inc.	22,244
788	Southern Copper Corp. (Peru)	28,604
		50,848
Multiline Retail - 0.28%
258	Dollar General Corp.	49,410
284	Dollar Tree, Inc. *	27,795
		77,205
Oil, Gas & Consumable Fuels - 0.11%
590	EOG Resources, Inc.	30,072

Packaged Food - 0.07%
400	Toyo Suisan Kaisha Ltd. (Japan)	20,876

Personal Products - 0.16%
230	The Estee Lauder Cos., Inc. Class A *	45,418

Pharmaceutical Preparations - 0.24%
432	Acadia Pharmaceuticals, Inc. *	21,462
300	Catalent, Inc. *	23,319
388	Ionis Pharmaceuticals, Inc. *	21,809
		66,590
Pharmaceuticals - 1.30%
1,721	AbbVie, Inc.	159,485
2,264	Bristol-Myers Squibb Co.	135,206
485	Zoetis, Inc.	67,604
		362,295

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value
Plastics Products, Nec - 0.08%
385	Entegris, Inc.	$ 23,054

Professional Services - 0.17%
150	Equifax, Inc.	23,034
139	Verisk Analytics, Inc. Class A	24,003
		47,037
Radio & Tv Broadcasting & Communications Equipment - 0.07%
100	Ubiquiti, Inc.	18,441

Real Estate - 0.09%
572	CBRE Group, Inc. *	25,157

Real Estate Operators (No Developers) & Lessors 0.09%
907	Invitation Homes, Inc.	23,854

Retail-Building Materials, Hardware, Garden Supply - 0.08%
558	Fastenal Co.	23,023

Retail-Catalog & Mail-Order Houses - 0.23%
211	CDW Corp.	23,402
600	MonotaRO Co., Ltd. (Japan)	21,775
113	Wayfair, Inc. Class A *	19,385
		64,562
Retail-Department Stores - 0.09%
126	Burlington Stores, Inc. *	26,418

Road & Rail - 0.71%
786	CSX Corp.	56,262
140	Old Dominion Freight Line, Inc.	23,953
694	Union Pacific Corp.	117,883
		198,098
Semiconductor Manufacturing - 0.07%
400	Advantest Corp. (Japan)	19,727

Semiconductors & Related Devices - 0.57%
400	Broadcom, Inc.	116,508
101	Monolithic Power Systems, Inc.	21,185
211	Qorvo, Inc. *	22,100
		159,793
Semiconductors & Semiconductor Equipment - 2.53%
980	Advanced Micro Devices, Inc. *	52,724
369	Analog Devices, Inc.	41,679
932	Applied Materials, Inc.	52,360
128	KLA-Tencor Corp.	22,523
120	Lam Research Corp.	32,840
300	Lasertec Corp. (Japan)	24,612

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value
Semiconductors & Semiconductor Equipment – (Continued)
398	Maxim Integrated Products, Inc.	$ 22,957
245	Microchip Technology, Inc.	23,525
1,164	Micron Technology, Inc. *	55,767
620	NVIDIA Corp.	220,112
196	Skyworks Solutions, Inc.	23,234
935	Texas Instruments, Inc.	111,022
255	Xilinx, Inc.	23,447
		706,802
Services-Business Services, Nec - 0.41%
42	Booking Holdings, Inc. *	68,856
253	Global Payments, Inc.	45,411
		114,267
Services-Commercial Physical & Biological Research - 0.08%
254	Exact Sciences Corp. *	21,814

Services-Computer Integrated Systems Design - 0.16%
289	GoDaddy, Inc. Class A *	22,325
117	Jack Henry & Associates, Inc.	21,161
		43,486
Services-Computer Processing & Data Preparation - 0.34%
241	Pegasystems, Inc.	22,924
78	RingCentral, Inc. Class A *	21,391
282	Zendesk, Inc. *	24,181
2,771	Zynga, Inc. *	25,355
		93,851
Services-Computer Programming Services - 0.08%
97	EPAM Systems, Inc. *	22,372
Services-Computer Programming, Data Processing, Etc. - 0.08%
69	The Trade Desk, Inc. Class A *	21,498

Services-Educational Services - 0.07%
340	Chegg, Inc. *	20,767

Services-Management Consulting Services - 0.09%
306	Booz Allen Hamilton Holding Corp.	24,407

Services-Medical Laboratories - 0.08%
131	Laboratory Corp. of America Holdings *	22,967

Services-Prepackaged Software - 0.54%
299	Black Knight, Inc. *	23,017
102	Coupa Software, Inc. *	23,206
1,000	NortonLifeLock, Inc.	22,780
81	Paycom Software, Inc. *	24,076
362	Square, Inc. Class A *	29,351
132	Veeva Systems, Inc. Class A *	28,891
	The accompanying notes are an integral part of these financial statements.	151,321

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Services-To Dwellings & Other Buildings - 0.08%
527	Rollins, Inc.	$ 22,029

Software - 9.22%
795	Activision Blizzard, Inc.	57,224
491	Adobe, Inc. *	189,821
83	ANSYS, Inc. *	23,489
182	Autodesk, Inc. *	38,289
264	Cadence Design Systems, Inc. *	24,101
146	Citrix Systems, Inc.	21,626
292	Electronic Arts, Inc. *	35,881
60	Fair Isaac Corp. *	24,159
154	Fortinet, Inc. *	21,437
229	Guidewire Software, Inc. *	23,491
266	Intuit, Inc.	77,225
300	Justsystems Corp. (Japan)	20,579
7,773	Microsoft Corp.	1,424,402
400	OBIC Business Consultants Co., Ltd. (Japan)	20,765
3,253	Oracle Corp.	174,914
309	PTC, Inc. *	23,601
926	Salesforce.com, Inc. *	161,856
163	ServiceNow, Inc. *	63,233
137	Splunk, Inc. *	25,460
387	SS&C Technologies Holdings, Inc.	22,405
136	Synopsys, Inc. *	24,604
164	Take-Two Interactive Software, Inc. *	22,332
66	Tyler Technologies, Inc. *	24,770
147	Workday, Inc. Class A *	26,964
		2,572,628
Specialty Retail - 2.16%
21	AutoZone, Inc. *	24,105
288	CarMax, Inc. *	25,358
771	Lowe's Cos., Inc.	100,500
76	OReilly Automotive, Inc. *	31,710
370	Ross Stores, Inc. *	35,875
1,088	The Home Depot, Inc.	270,346
1,254	The TJX Cos., Inc *	66,161
202	Tractor Supply Co.	24,648
100	Ulta Beauty, Inc. *	24,401
		603,104
Surgical & Medical Instruments & Apparatus - 0.28%
112	ABIOMED, Inc. *	25,077
93	Dexcom, Inc. *	35,183
97	Insulet Corp. *	18,291
		78,551

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Technology Hardware, Storage & Peripherals - 4.98%
4,373	Apple, Inc.	$ 1,390,352

Textiles, Apparel & Luxury Goods - 0.54%
1,289	NIKE, Inc. Class B	127,070
413	VF Corp.	23,169
		150,239
Tobacco - 0.26%
1,870	Altria Group, Inc.	73,023

Trading Companies & Distributors - 0.09%
78	WW Grainger, Inc.	24,150

Transit Services - 0.07%
400	Keihan Holdings Co. Ltd. (Japan)	18,985

Water Utilities - 0.09%
187	American Water Works Co., Inc.	23,749

Wholesale-Groceries & Related Products - 0.08%
57	Domino's Pizza, Inc.	21,993

Wireless Telecommunication Services - 0.56%
95	SBA Communications Corp.	29,842
1,268	T-Mobile US, Inc. *	126,851
		156,693

TOTAL COMMON STOCKS (Cost - $17,297,076) - 65.56%		$ 18,287,614

EXCHANGE TRADED FUNDS - 7.83%
18,693	iShares MBS ETF	2,076,418
4,750	TOPIX Exchange Traded Fund (Japan) *	72,213
110	Vanguard Growth ETF	21,235
146	Vanguard Value ETF	14,804
TOTAL EXCHANGE TRADED FUNDS (Cost - $2,159,194) - 7.83%		2,184,670

REAL ESTATE INVESTMENT TRUSTS - 1.31%
149	Alexandria Real Estate Equities, Inc.	22,904
917	American Homes 4 Rent Class A	23,145
464	American Tower Corp.	119,791
148	AvalonBay Communities, Inc.	23,089
447	Crown Castle International Corp.	76,956
380	Equity LifeStyle Properties, Inc.	23,674
97	Essex Property Trust, Inc.	23,549
259	Extra Space Storage, Inc.	25,058
1,372	VICI Properties, Inc.	26,919
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $329,542) - 1.31%		365,085

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 24.19%

Federal Home Loan Mortgage Corporation - 0.37%
45,000	FHLMC, 2.75%, 06/19/2023	$ 48,434
35,000	FHLMC, 6.25%, 07/15/2032	55,109
Total Federal Home Loan Mortgage Corporation (Cost - $103,208) - 0.37%		103,543

Federal National Mortgage Association - 0.37%
45,000	FNMA, 2.375%, 01/19/2023	47,548
35,000	FNMA, 6.625%, 11/15/2030	54,310
Total Federal National Mortgage Association (Cost - $101,426) - 0.37%		101,858

Tennessee Valley Authority Corporation - 0.19%
30,000	TVA, 5.375%, 04/01/2056	52,402
Total Tennessee Valley Authority Corporation (Cost - $54,832) - 0.19%		52,402

U.S. Treasury Notes - 23.26%
100,000	U.S. Treasury Note Bond, 0.625%, 03/31/2027	100,945
100,000	U.S. Treasury Note Bond, 1.25%, 07/31/2023	103,309
50,000	U.S. Treasury Note Bond, 1.50%, 02/15/2030	54,076
100,000	U.S. Treasury Note Bond, 1.625%, 08/15/2029	109,141
100,000	U.S. Treasury Note Bond, 1.625%, 10/31/2026	107,394
100,000	U.S. Treasury Note Bond, 1.625%, 11/30/2026	107,453
100,000	U.S. Treasury Note Bond, 1.75%, 07/31/2024	106,172
75,000	U.S. Treasury Note Bond, 1.75%, 11/15/2029	82,834
100,000	U.S. Treasury Note Bond, 1.75%, 12/31/2026	108,324
100,000	U.S. Treasury Note Bond, 1.875%, 07/31/2026	108,762
100,000	U.S. Treasury Note Bond, 2.125%, 03/31/2024	107,195
50,000	U.S. Treasury Note Bond, 2.125%, 05/31/2026	55,049
100,000	U.S. Treasury Note Bond, 2.125%, 11/30/2023	106,641
100,000	U.S. Treasury Note Bond, 2.25%, 01/31/2024	107,387
100,000	U.S. Treasury Note Bond, 2.25%, 03/31/2026	110,629
100,000	U.S. Treasury Note Bond, 2.25%, 08/15/2027	112,434
55,000	U.S. Treasury Note Bond, 2.25%, 08/15/2049	66,144
100,000	U.S. Treasury Note Bond, 2.25%, 11/15/2027	112,738
100,000	U.S. Treasury Note Bond, 2.25%, 12/31/2024	108,902
100,000	U.S. Treasury Note Bond, 2.375%, 02/29/2024	107,980
100,000	U.S. Treasury Note Bond, 2.375%, 05/15/2027	112,949
100,000	U.S. Treasury Note Bond, 2.375%, 08/15/2024	108,824
55,000	U.S. Treasury Note Bond, 2.375%, 11/15/2049	67,981
45,000	U.S. Treasury Note Bond, 2.50%, 02/15/2045	55,498
100,000	U.S. Treasury Note Bond, 2.50%, 05/15/2046	124,012
100,000	U.S. Treasury Note Bond, 2.50%, 01/31/2025	110,219
100,000	U.S. Treasury Note Bond, 2.50%, 02/28/2026	111,953
100,000	U.S. Treasury Note Bond, 2.50%, 05/15/2024	108,855
100,000	U.S. Treasury Note Bond, 2.625%, 01/31/2026	112,531

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

U.S. Treasury Notes – (Continued)
100,000	U.S. Treasury Note Bond, 2.625%, 02/15/2029	$ 117,309
100,000	U.S. Treasury Note Bond, 2.625%, 06/30/2023	107,434
100,000	U.S. Treasury Note Bond, 2.75%, 02/28/2025	111,512
100,000	U.S. Treasury Note Bond, 2.75%, 05/31/2023	107,609
100,000	U.S. Treasury Note Bond, 2.75%, 06/30/2025	112,164
45,000	U.S. Treasury Note Bond, 2.75%, 08/15/2042	57,524
40,000	U.S. Treasury Note Bond, 2.75%, 08/15/2047	52,266
100,000	U.S. Treasury Note Bond, 2.75%, 08/31/2023	108,227
100,000	U.S. Treasury Note Bond, 2.75%, 11/15/2023	108,730
45,000	U.S. Treasury Note Bond, 2.75%, 11/15/2042	57,524
40,000	U.S. Treasury Note Bond, 2.75%, 11/15/2047	52,339
100,000	U.S. Treasury Note Bond, 2.875%, 04/30/2025	112,477
100,000	U.S. Treasury Note Bond, 2.875%, 05/15/2028	118,199
45,000	U.S. Treasury Note Bond, 2.875%, 05/15/2043	58,746
55,000	U.S. Treasury Note Bond, 2.875%, 05/15/2049	74,396
100,000	U.S. Treasury Note Bond, 2.875%, 07/31/2025	112,965
45,000	U.S. Treasury Note Bond, 2.875%, 08/15/2045	59,324
100,000	U.S. Treasury Note Bond, 2.875%, 09/30/2023	108,844
100,000	U.S. Treasury Note Bond, 2.875%, 10/31/2023	109,059
45,000	U.S. Treasury Note Bond, 2.875%, 11/15/2046	59,866
45,000	U.S. Treasury Note Bond, 3.00%, 02/15/2047	61,321
45,000	U.S. Treasury Note Bond, 3.00%, 02/15/2048	61,625
55,000	U.S. Treasury Note Bond, 3.00%, 02/15/2049	75,909
45,000	U.S. Treasury Note Bond, 3.00%, 05/15/2045	60,421
45,000	U.S. Treasury Note Bond, 3.00%, 05/15/2047	61,337
55,000	U.S. Treasury Note Bond, 3.00%, 08/15/2048	75,649
45,000	U.S. Treasury Note Bond, 3.00%, 11/15/2044	60,263
45,000	U.S. Treasury Note Bond, 3.00%, 11/15/2045	60,673
100,000	U.S. Treasury Note Bond, 3.00%, 09/30/2025	113,980
100,000	U.S. Treasury Note Bond, 3.00%, 10/31/2025	114,129
50,000	U.S. Treasury Note Bond, 3.125%, 03/15/2048	70,084
45,000	U.S. Treasury Note Bond, 3.125%, 08/15/2044	61,386
100,000	U.S. Treasury Note Bond, 3.125%, 11/15/2028	121,090
80,000	U.S. Treasury Note Bond, 3.125%, 11/15/2041	108,156
45,000	U.S. Treasury Note Bond, 3.375%, 05/15/2044	63,647
55,000	U.S. Treasury Note Bond, 3.375%, 11/15/2048	80,828
45,000	U.S. Treasury Note Bond, 3.625%, 02/15/2044	65,892
40,000	U.S. Treasury Note Bond, 3.625%, 08/15/2043	58,383
45,000	U.S. Treasury Note Bond, 3.75%, 11/15/2043	66,978
70,000	U.S. Treasury Note Bond, 4.375%, 05/15/2040	110,709
40,000	U.S. Treasury Note Bond, 4.50%, 02/15/2036	61,325
35,000	U.S. Treasury Note Bond, 4.50%, 08/15/2039	55,753
35,000	U.S. Treasury Note Bond, 4.75%, 02/15/2041	58,000
40,000	U.S. Treasury Note Bond, 5.375%, 02/15/2031	59,647
Total U.S. Treasury Notes (Cost - $6,507,066) - 23.26%		6,490,030

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $1,926,276) - 24.19%		$ 6,747,833

MONEY MARKET FUND - 0.48%
134,794	Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class 0.08% **	134,794
TOTAL MONEY MARKET FUND (Cost - $134,794) - 0.48%		134,794

	Total Investments (Cost - $26,687,138) - 99.37%	27,719,996

	Other Assets Less Liabilities - 0.63%	176,706

	Net Assets - 100.00%	$27,896,702

As of May 31, 2020, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Japan	2.20%
Peru	0.10%
United States	97.07%
99.37%

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2020.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2020 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $26,687,138)	$ 27,719,996
Cash Denominated in Foreign Currencies (Cost $0)	280
Receivables:
Dividends and Interest	43,508
Shareholder Subscription	144,763
Prepaid Expenses	11,508
Total Assets	27,920,055
Liabilities:
Payables:
Adviser Fees	5,557
Due to Administrator	500
Trustee Fees	314
Other Accrued Expenses	16,982
Total Liabilities	23,353
Net Assets	$ 27,896,702

Net Assets Consist of:
Paid In Capital	$ 29,732,505
Distributable Earnings	(1,835,803)
Net Assets	$ 27,896,702

Net Asset Value Per Share

Institutional Class
Net Assets	$ 27,896,702
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,643,257
Net asset value and offering price per share	$ 10.55
Minimum Redemption price per share (a)	$ 10.35

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2020 (UNAUDITED)

Investment Income:
Dividends (a)	$ 222,545
Interest	10,520
Total Investment Income	233,065

Expenses:
Advisory Fees	112,906
Administrative Fees	2,966
Transfer Agent and Fund Accountant Fees	23,561
Registration Fees	14,661
Audit Fees	7,828
Legal Fees	6,020
Custody Fees	18,300
Printing Fees	166
Compliance Officer Fees	2,967
Trustee Fees	1,821
NASDAQ Fees	363
Other Fees	2,830
Total Expenses	194,389
Fees Waived and/or Expenses Reimbursed by the Adviser	(57,990)
Net Expenses	136,399

Net Investment Income	96,666

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Investments and Foreign Currency Transactions	(2,536,685)
Capital Gain Distributions from Underlying Funds	-
Net Change in Unrealized Depreciation on Investments	(339,498)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(2,876,183)

Net Decrease in Net Assets Resulting from Operations	$ (2,779,517)

(a) Net of foreign withholding taxes of $0.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2020	11/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 96,666	$ 438,453
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,536,685)	108,071
Capital Gain Distributions from Underlying Funds	-	4,862
Net Change in Unrealized Appreciation (Depreciation) on Investments	(339,498)	1,573,782
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,779,517)	2,125,168

Distributions to Shareholders:
Distributions:	(816,852)	(1,133,573)
Total Distributions Paid to Shareholders	(816,852)	(1,133,573)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,005,471	1,313,980
Proceeds from Reinvestment of Distributions
Institutional Class	815,863	1,128,688
Cost of Shares Redeemed:
Institutional Class	(2,804,854)	(4,034,007)
Redemption Fees	-	-
Net Decrease in Net Assets from Capital Share Transactions	(983,520)	(1,591,339)

Net Decrease in Net Assets	(4,579,889)	(599,744)

Net Assets:
Beginning of Period	32,476,591	33,076,335

End of Period	$ 27,896,702	$ 32,476,591

Share Activity
Institutional Class:
Shares Sold	97,193	115,411
Shares Reinvested	68,102	102,608
Shares Redeemed	(263,630)	(358,016)
Net Decrease in Shares of Beneficial Interest Outstanding	(98,335)	(139,997)

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	5/31/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016	11/30/2015

Net Asset Value, at Beginning of Year/Period	$ 11.85	$ 11.48	$ 12.45	$ 10.31	$ 9.94	$ 11.72

Income From Investment Operations:
Net Investment Income *	0.04	0.16	0.08	0.07	0.02	0.11
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.02)	0.60	(0.63)	2.11	0.45	(1.72) (c)
Total from Investment Operations	(0.98)	0.76	(0.55)	2.18	0.47	(1.61)

Distributions:
Net Investment Income	(0.13)	(0.09)	(0.06)	(0.04)	(0.10)	(0.17)
Net Realized Gains	(0.18)	(0.30)	(0.36)	-	-	-
Total from Distributions	(0.31)	(0.39)	(0.42)	(0.04)	(0.10)	(0.17)

Redemption Fees	-	-	-	- †	-	-

Net Asset Value, at End of Year/Period	$ 10.55	$ 11.85	$ 11.48	$ 12.45	$ 10.31	$ 9.94

Total Return **	(8.71)%(e)	6.92%	(4.63)%	21.27%	4.83%	(13.92)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 27,897	$32,477	$33,076	$35,970	$20,859	$ 20,475
Before Waiver
Ratio of Expenses to Average Net Assets (a)	1.28%(f)	1.28%	1.36%	1.53%(d)	1.63%	1.63%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (b)	0.26%(f)	1.00%	0.17%	0.14%	(0.48)%	0.23%
After Waiver
Ratio of Expenses to Average Net Assets (a)	0.90%(f)	0.90%	0.90%	1.05%(d)	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets (a) (b)	0.64%(f)	1.38%	0.63%	0.62%	0.24%	0.96%
Portfolio Turnover	456%(e)	465%	474%	341%	520%	457%

(a) Does not include expenses of underlying investment companies in which the Fund invests.

(b) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(c) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(d) For the year ended November 30, 2017, 0.15% of expenses were attributable to legal fees for the Fund's reorganization, into MSS Series Trust and therefore were extraordinary and outside of the expense limitation agreement.

(e) Not annualized.

(f) Annualized.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2020 (UNAUDITED)

 1.  ORGANIZATION

The CCA Aggressive Return Fund (the "Fund") is a diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 26, 2012.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series.  There are currently seven separate series offered by the Trust.  The investment adviser to the Fund is Checchi Capital Advisers, LLC ("CCA" or "Adviser").

The Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

U.S. government obligations. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2020, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2020 (Total)
Assets
Common Stocks	$ 18,287,614	$ -	$ -	$ 18,287,614
Exchange Traded Funds	2,184,670	-	-	2,184,670
Real Estate Investment Trusts	365,085	-	-	365,085
U.S. Government Agencies and Obligations	-	6,747,833	-	6,747,833
Money Market Funds	134,794	-	-	134,794
Total	$ 20,972,163	$ 6,747,833	$ -	$ 27,719,996

During the six months ended May 31, 2020, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Fund’s 2020 tax return. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected by the Fund during the six months ended May 31, 2020.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

net assets from operations during the reporting period.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Advisers, LLC, serves as the Fund’s investment adviser.  Pursuant to a management agreement, the Fund pays CCA, an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. During the six months ended May 31, 2020, the Adviser earned $112,906 in advisory fees from the Fund.  During the six months ended May 31, 2020, the Adviser waived advisory fees of $57,990.  At May 31, 2020, the Fund owed the Adviser $5,557.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 1, 2021, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  As of November 30, 2019, expense waivers and reimbursements subject to recoupment were as follows:

Recoverable Through	Amount Recoverable
November 30, 2020	$134,275
November 30, 2021	$160,644
November 30, 2022	$120,618

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund.  For the

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

six months ended May 31, 2020, MSS earned $23,561 from the Fund for transfer agent and accounting services. As of May 31, 2020, the Fund owes MSS $3,980 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended May 31, 2020, Empirical earned $5,933 for these services.  As of May 31, 2020, the Fund owed Empirical $1,000.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS.  Mr. Getts is the president and owner of the Underwriter.  For the six months ended May 31, 2020, the Advisor paid the Underwriter $9,270 for its services.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value.  As of May 31, 2020, paid in capital amounted to $29,732,505 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and U.S. Treasuries, for the six months ended May 31, 2020, were as follows:

Purchases	$ 62,235,247
Sales	$ 70,673,440

U.S. Treasury transactions for the six months ended May 31, 2020, were as follows:

Purchases	$ 10,723,268
Sales	$ 3,936,301

6.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of May 31, 2020 is $26,687,138.  As of May 31, 2020, the gross unrealized appreciation on a tax basis totaled $1,104,552 and the gross unrealized depreciation totaled $71,414 for a net unrealized appreciation of $1,033,138.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Cost basis differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

As of November 30, 2019 the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation

$    976,266

Undistributed capital gain

          4,684

Undistributed ordinary income

      779,616

Total

$ 1,760,566

For the six months ended May 31, 2020, the Fund paid an ordinary income distribution of $340,454, a short-term capital gain distribution of $471,716, and a long-term capital gain of $4,682.

For the year ended November 30, 2019, the Fund paid an ordinary income distribution of $1,133,573.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2020, Charles Schwab, Inc. held in omnibus accounts for the benefit of others, approximately 85% of the voting securities of the Fund and may be deemed to control the Fund.

8.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.  LINE OF CREDIT

The Fund has a secured $1,600,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2020, the prime rate was 3.25%. The Fund had total borrowings of $27,000 during the six months ended May 31, 2020 and paid a total of $7 in related interest charges. For the six months ended May 31, 2020, the average borrowing amount and rate were $27,000 and 3.25%.  At the time of the borrowings, the prime rate was 4.75%.  The line of credit is collateralized by publicly traded stock held by the Fund. As of May 31, 2020, the outstanding balance was $0.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CCA AGGRESSIVE RETURN FUND

EXPENSE ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2019 through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2019	May 31, 2020	December 1, 2019 to May 31, 2020

Actual	$1,000.00	$912.88	$4.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION

MAY 31, 2020 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund's Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-800-595-4866.

INVESTMENT ADVISER

Checchi Capital Advisers, LLC

9720 Wilshire Boulevard, Suite 400

Beverly Hills, CA  90212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: July 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: July 29, 2020

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: July 29, 2020